PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of January 1, 2020	126	138	26	70	360

Arising during the year	24	10	—	1	35
Utilized	(48)	(1)	—	(22)	(71)
Unused amounts reversed	(10)	—	(3)	(6)	(19)
Transfer and reclassification	—	—	—	—	—
Discount rate adjustment and imputed interest (change in estimate)	—	9	—	—	9
Translation adjustments and other	(6)	(15)	(1)	—	(22)

As of December 31, 2020	86	141	22	43	292
Non-current	—	141	—	—	141
Current	86	—	22	43	151

As of January 1, 2021	86	141	22	43	292

Arising during the year	19	31	4	13	67
Utilized	(12)	(1)	—	—	(13)
Unused amounts reversed	1	(19)	(1)	(58)	(77)
Reclassification as held for sale	—	(69)	(12)	—	(81)
Transfer and reclassification	—	—	—	—	—
Discount rate adjustment and imputed interest (change in estimate)	—	7	—	—	7
Translation adjustments and other	(6)	(3)	1	9	1

As of December 31, 2021	88	87	14	7	196
Non-current	—	87	—	—	87
Current	88	—	14	7	109